Note 6 - Investment - Equity Method and Joint Ventures Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ (84)
Rendezvous Gas Services, L.L.C.
Equity Method Investment, Ownership Percentage	78.00%
Uintah Basin Field Services, LLC
Equity Method Investment, Ownership Percentage	38.00%
Three Rivers Gathering, LLC
Equity Method Investment, Ownership Percentage	50.00%
4610 Pipe Lines (No Natural Gas) | Rendezvous Gas Services, L.L.C.
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 295	[1]
4610 Pipe Lines (No Natural Gas) | Uintah Basin Field Services, LLC
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	0	[1]
4610 Pipe Lines (No Natural Gas) | Three Rivers Gathering, LLC
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 0	[1]

[1]	We recognized an increase of $295 million to equity method investments as of January 1, 2016 as a result of the deconsolidation of RGS. The carrying amount of our investment in RGS exceeded the underlying equity in net assets by $135 million at December 31, 2016